Document and Entity Information	0 Months Ended
Jul. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 25, 2013
Registrant Name	BNY MELLON FUNDS TRUST
Central Index Key	0001111565
Amendment Flag	false
Document Creation Date	Jul 25, 2013
Document Effective Date	Jul 25, 2013
Prospectus Date	Dec 31, 2012
BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Risk/Return:
Trading Symbol	MPSSX
BNY Mellon Small Cap Multi-Strategy Fund | Investor Shares
Risk/Return:
Trading Symbol	MISCX

BNY Mellon Small Cap Multi-Strategy Fund
BNY Mellon Small Cap Multi-Strategy Fund
July 25, 2013 BNY MELLON FUNDS TRUST BNY Mellon Small Cap Multi-Strategy Fund Supplement to Prospectus dated December 31, 2012 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the second through fourth sentences of the first paragraph in the section of the Fund’s prospectus entitled “Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund - Principal Investment Strategy” and the fourth sentence of the first paragraph and the fifth paragraph in the section of the Fund’s prospectus entitled “Fund Details – BNY Mellon Small Cap Multi-Strategy Fund”:

The fund currently considers small cap companies to be those with market capitalizations that fall within the range of $50 million and $4 billion.  The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
BNY Mellon Small Cap Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	July 25, 2013 BNY MELLON FUNDS TRUST BNY Mellon Small Cap Multi-Strategy Fund Supplement to Prospectus dated December 31, 2012 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Small Cap Multi-Strategy Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second through fourth sentences of the first paragraph in the section of the Fund’s prospectus entitled “Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund - Principal Investment Strategy” and the fourth sentence of the first paragraph and the fifth paragraph in the section of the Fund’s prospectus entitled “Fund Details – BNY Mellon Small Cap Multi-Strategy Fund”:

The fund currently considers small cap companies to be those with market capitalizations that fall within the range of $50 million and $4 billion.  The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 31, 2012